UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                        THE ADVISORS' INNER CIRCLE FUND

(THE WHG FUNDS LOGO)
WESTWOOD HOLDINGS GROUPS, INC.

WHG LARGECAP VALUE FUND
WHG SMIDCAP FUND
WHG SMALLCAP VALUE FUND
WHG INCOME OPPORTUNITY FUND
WHG BALANCED FUND

SEMI-ANNUAL REPORT                                                APRIL 30, 2010

                                                       INVESTMENT ADVISER:
                                                       WESTWOOD MANAGEMENT CORP.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

                               TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedules of Investments
   WHG LargeCap Value Fund ................................................    7
   WHG SMidCap Fund .......................................................   10
   WHG SmallCap Value Fund ................................................   14
   WHG Income Opportunity Fund ............................................   17
   WHG Balanced Fund ......................................................   23
Statements of Assets and Liabilities ......................................   29
Statements of Operations ..................................................   31
Statements of Changes in Net Assets
   WHG LargeCap Value Fund ................................................   33
   WHG SMidCap Fund .......................................................   35
   WHG SmallCap Value Fund ................................................   36
   WHG Income Opportunity Fund ............................................   37
   WHG Balanced Fund ......................................................   39
Financial Highlights
   WHG LargeCap Value Fund ................................................   40
   WHG SMidCap Fund .......................................................   42
   WHG SmallCap Value Fund ................................................   43
   WHG Income Opportunity Fund ............................................   44
   WHG Balanced Fund ......................................................   46
Notes to Financial Statements .............................................   47
Disclosure of Fund Expenses ...............................................   57

The WHG Funds file their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 877-386-3944; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

April 30, 2010
Dear Shareholders:

We are pleased to provide you with the semi-annual report for the WHG Funds, managed by Westwood Management Corp., for the six-month period ended April 30, 2010.

The management of the WHG Funds is deeply rooted in our decades old investment philosophy that seeks to deliver a superior rate of return while controlling risk. It remains our firm belief that the discipline of quantifying and managing downside risk is paramount and it shall remain a hallmark of the Westwood investment process.

At Westwood, we have always focused on companies that maintain a discipline for managing risk. We believe those companies that are not dependent upon the capital markets to recapitalize or fund growth will survive and ultimately benefit from the stress of others. As such, our investment team will continue to look for investment opportunities that not only have attractive valuations but also have prospects for long-term earnings growth that are currently unrecognized by the market. Looking for high quality companies that are typically characterized by strong free cash flow generation, declining debt levels, and rising return on equity will continue to define the core of our process.

While we produced strong performance results on an absolute basis, it has been a challenging six months for our value style on a relative basis. The continued preference for low quality assets led investors to effectively ignore the fundamental characteristics that have historically been associated with long-term outperformance. This trend was exacerbated by rapid improvements in the credit markets, which helped to create a false sense of confidence in the sustainability of over-levered business models. Conversely, companies with strong free cash flow and low debt levels lagged the broad market. As seasoned fundamental managers, we recognize that such periods tend to be short-lived and that ultimately investors will rotate back into companies with healthy balance sheets and solid earnings and cash flow potential. Therefore, we have remained committed to our time-tested process and are confident we will produce strong relative returns going forward. In fact, we experienced a very similar low quality rally in 2003, but stayed true to our process and produced very strong outperformance relative to our peer groups and benchmarks over the ensuing four years. Although there is potential for downside in the market near term as investors digest the strong recent gains and factor in a slower rate of economic growth than many expect, we believe equity investors will be rewarded for owning portfolios that have a focus on quality and are biased toward companies with attractive valuation characteristics, especially free cash flow yield.

A discussion of each Fund's performance during the past six months is presented below.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

WHG LARGECAP VALUE FUND
The performance of the WHG LargeCap Value Fund for the six-month period ended April 30, 2010 was as follows:

                                                      2010
                                       6 MONTHS   CALENDAR YTD
                                       --------   ------------
WHG LARGECAP VALUE FUND -
   INSTITUTIONAL SHARES (WHGLX)         15.22%        7.17%
WHG LARGECAP VALUE FUND - A SHARES*     15.21%        7.17%
WHG LARGECAP VALUE FUND - A SHARES**     9.50%        1.86%
Russell 1000 Value Index                17.77%        9.55%

*    RETURN SHOWN WITHOUT LOAD

**   RETURN REFLECTS 5% LOAD

During the six-month period ended April 30, 2010, security selection in the Producer Durables sector and an underweight to the lackluster performing Utilities sector was additive to relative performance. Within Producer Durables, Deere & Co. and Cummins both reported positive earnings surprises and a strengthening outlook during the period, as they are both benefiting from stronger global industrial demand trends. Another strong performer included financial firm MetLife, which benefitted from the improved sentiment surrounding financial firms. However, its strong performance did not overcome the index's strong performance within the sector. Other top performers included Corning, which was bid higher after reporting projections of strong 2010 sales of LCD TV's, while DIRECTV rose after reporting good revenue/subscriber growth and that it continues to manage costs well.

The top detractors to relative performance were security selection in the Consumer Discretionary and Materials & Processing sectors and the absence of Real Estate Investment Trusts ("REITs") in the portfolio. Within Consumer Discretionary, an overweight to economically-sensitive securities negatively impacted the portfolio, while an underweight to regional bank securities detracted from performance during the recent bank rally within Financial Services. The worst performing securities included FPL Group, which fell after receiving an unfavorable rate ruling from its state regulator and announced that it faced a difficult road ahead, CVS Caremark, whose shares declined after issuing poor 2010 guidance for its pharmacy benefit management business, and Blackrock, which fell after reporting a small earnings miss. The worst performing security was Baxter, which is included in the defensive Health Care sector, and recently announced it would retire all remaining Colleague infusion pumps still on the market, after a full recall was initiated in 2006.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

WHG SMIDCAP FUND

The performance of the WHG SMidCap Fund for the six-month period ended April 30, 2010 was as follows:

                                   2010
                     6 MONTHS   CALENDAR YTD
                     --------   ------------
WHG SMIDCAP FUND      18.64%        9.89%
Russell 2500 Index    27.58%       14.39%

The primary detractor from relative performance was security selection in the Financial Services, Technology and Health Care sectors as well as March's rally in high beta stocks. The worst performing securities included Jacobs Engineering Group, which fell after reporting that 2010 will be difficult due to limited capex spending growth in their end markets, and McAfee, which dropped as investors took profits following a strong run in the stock and following a weak earnings report. Total System Services also declined on its announcement that it has lost significant market share and that international margins declined. Talecris Biotherapeutics shares were impacted by concerns about demand trends and oversupply in the plasma market while Molson Coors declined on the announcement of lower sales volumes.

Relative performance was aided by security selection within the Materials & Processing and Utilities sectors. The best performing securities included Cliffs Natural Resources, which rose as it became clear that iron ore prices will rise substantially in 2010. Within Materials & Processing, Airgas climbed on the news that it received an unsolicited $60/share offer from Air Products, a 30% premium. Both BorgWarner and Navistar International were bid higher on signs of improvement in the auto and trucking industries, such as strong demand for trucks and diesel engines. Finally, shares of Materials & Processing company Albemarle climbed, as it benefitted from new contracts as well as the announcement of price increases for their products.

WHG SMALLCAP VALUE FUND

The performance of the WHG SmallCap Value Fund for the six-month period ended April 30, 2010 was as follows:

                                          2010
                           6 MONTHS   CALENDAR YTD
                           --------   ------------
WHG SMALLCAP VALUE FUND     24.21%       13.35%
Russell 2000 Value Index    30.66%       17.72%

For the six-month period ended April 30, 2010, security selection within the Consumer Staples, Financial Services, and Materials & Processing sectors was the primary detractor from relative performance. The bottom contributor to relative performance during the period was Northwest Pipe, which fell on its announcement of a sales decline resulting from volume decreases across their product lines, reduced pricing and a less favorable product mix. Financial Services firm Calamos Asset Management was negatively impacted primarily by redemptions from their managed accounts.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

The top contributor to performance was security selection within the Producer Durables and Energy sectors as well as security selection, coupled with an overweight, in Consumer Discretionary. Strong performance in aerospace exposure contributed to relative performance, as Moog's aerospace and defense related sales have held up modestly well, and BE Aerospace presented positive guidance as they see improving air traffic data and an increase in orders due to deliveries of the new 787 and retrofitting aircraft interiors. within Consumer Staples, a top performer, Chattem, was acquired by Sanofi Aventis for a premium. Finally, despite "a very challenging economic environment," Beacon Roofing Supply reported a strong first quarter of 2010 on higher sales and price inflation.

WHG INCOME OPPORTUNITY FUND

The performance of the WHG Income Opportunity Fund for the six-month period ended April 30, 2010 was as follows:

                                                           2010
                                            6 MONTHS   CALENDAR YTD
                                            --------   ------------
WHG INCOME OPPORTUNITY FUND -
   INSTITUTIONAL SHARES                       9.32%        4.84%
WHG INCOME OPPORTUNITY FUND - A SHARES**      9.18%        4.67%
WHG INCOME OPPORTUNITY FUND - A SHARES***     3.75%       (0.57)%
Blended Benchmark*                           11.98%        6.89%

* 25% CITIGROUP 10-YEAR TREASURY, 25% CITIGROUP 3-MONTH T-BILL INDEX, 25% S&P 500 INDEX, 25% FTSE NAREIT INDEX

**   RETURN SHOWN WITHOUT LOAD

***  RETURN REFLECTS 5% LOAD

Although all asset classes produced positive returns for the period, the Fund's allocation to Government Bonds, Agencies, and Cash was the primary detractor to performance. Specifically, the allocation to Cash and short-term Government and Agency securities was a drag on performance. All produced positive returns but materially lagged other asset classes. Within Common Stocks, the Utility sector contained lagging securities. Specifically, PG&E, which was impacted by concerns over rising interest rates, and AT&T, which was affected by a lack of interest in defensive stocks, were laggards.

The Fund's allocation to Common Stock, Master Limited Partnerships ("MLPs") and Preferred Stock were the primary drivers of performance. Attractive yields and an improving economic backdrop drove investor capital into these asset classes. MLP yields remained compelling versus other asset classes, as oil prices moved higher and risk premiums across the Capital Markets, in general, continued to tighten, which is the perfect scenario for this asset class. As a result, four of the top five performing securities during the quarter were MLPs. Within Common Stock, Time Warner Cable was also a top performer, as this Consumer Discretionary company gained support from an improving economy, while Dupont was also a standout performer, as this cyclical company benefitted from an anticipation of improving end markets for its products.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

WHG BALANCED FUND

The performance of the WHG Balanced Fund for the six-month period ended April 30, 2010 was as follows:

                                    2010
                     6 MONTHS   CALENDAR YTD
                     --------   ------------
WHG BALANCED FUND     9.42%         4.95%
Blended Benchmark*   10.27%         5.42%

*    60% S&P500 INDEX/40% BARCLAYS U.S. GOVERNMENT CREDIT INDEX

For the six-month period ended April 30, 2010, the WHG Balanced Fund slightly underperformed the 60/40 blended benchmark. Within the equity allocation, an overweight, coupled with security selection, in the Energy sector, and security selection and an underweight in the Consumer Discretionary sector were the primary detractors from relative performance. Additionally, within the equity allocation, security selection, along with an overweight in the Producer Durables sector, security selection within Technology, and an underweight in Consumer Staples were the primary contributors to relative performance.

The Fund's fixed income component continued to be focused on the short-end to intermediate-term range of the yield curve. Corporate Bonds within the Industrial and Financial sectors as well as the Treasuries, especially inflation-protected securities, with maturities between 2014 and 2019 were the primary contributors to performance. While still posting positive returns, the biggest detractor from performance was the portfolio's exposure to Agency bonds on the very short-term end of the yield curve. In general, bonds on the short-term end of the yield curve were not as strong as those in the intermediate range.

Sincerely,


THE INVESTMENT TEAM
The WHG Funds

THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIOS AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

                     DEFINITION OF THE COMPARATIVE INDICES

CITIGROUP 3-MONTH TREASURY BILL INDEX is an unmanaged index composed of three-month Treasury bills.

CITIGROUP 10-YEAR TREASURY INDEX is an unmanaged index composed of ten-year Treasury bonds and notes.

FTSE NAREIT INDEX is an unmanaged capitalization-weighted index that includes all tax qualified REITs listed on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

BARCLAYS U.S. GOVERNMENT/CREDIT INDEX is a fixed-income market value-weighted index that combines the Barclays U.S. Government Index and the Barclays U.S. Credit Index. It includes securities issued by the U.S. Government (i.e., securities in the Treasury and Agency Indices), publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

RUSSELL 1000 INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 81% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 INDEX measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic stock market through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                       WHG LARGECAP VALUE FUND
                                                      APRIL 30, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Financial Services       19.7%
Producer Durables        16.2%
Energy                   15.4%
Technology               14.8%
Consumer Discretionary   10.6%
Health Care              10.0%
Utilities                 5.0%
Consumer Staples          4.5%
Materials & Processing    3.4%
Short-Term Investment     0.4%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 99.4%

                                                         SHARES         VALUE
                                                       ----------   ------------
CONSUMER DISCRETIONARY -- 10.6%
   Comcast, Cl A ...................................      154,200   $  3,043,908
   DIRECTV* ........................................      121,600      4,405,568
   eBay* ...........................................      100,800      2,400,048
   Gap .............................................      176,200      4,357,426
   Nike, Cl B ......................................       36,400      2,763,124
   TJX .............................................       61,000      2,826,740
   Walt Disney .....................................       80,400      2,961,936
                                                                    ------------
                                                                      22,758,750
                                                                    ------------
CONSUMER STAPLES -- 4.5%
   CVS/Caremark ....................................       75,700      2,795,601
   Philip Morris International .....................       84,700      4,157,076
   Sysco ...........................................       87,800      2,769,212
                                                                    ------------
                                                                       9,721,889
                                                                    ------------
ENERGY -- 15.4%
   Anadarko Petroleum ..............................       59,400      3,692,304
   Apache ..........................................       40,900      4,161,984
   Chevron .........................................       85,200      6,938,688
   Devon Energy ....................................       16,300      1,097,479
   EQT .............................................       97,300      4,231,577
   Exxon Mobil .....................................       81,000      5,495,850
   National Oilwell Varco ..........................       64,400      2,835,532
   Occidental Petroleum ............................       51,500      4,565,990
                                                                    ------------
                                                                      33,019,404
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG LARGECAP VALUE FUND
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
FINANCIAL SERVICES -- 19.6%
   ACE .............................................       81,200   $  4,319,028
   Ameriprise Financial ............................       60,100      2,786,236
   Bank of America .................................      346,500      6,178,095
   BlackRock .......................................       13,000      2,392,000
   Franklin Resources ..............................       38,900      4,498,396
   JPMorgan Chase ..................................      137,900      5,871,782
   MetLife .........................................      124,100      5,656,478
   Travelers .......................................       96,100      4,876,114
   Wells Fargo .....................................      169,800      5,622,078
                                                                    ------------
                                                                      42,200,207
                                                                    ------------
HEALTH CARE -- 10.0%
   Baxter International ............................       44,800      2,115,456
   Bristol-Myers Squibb ............................      103,300      2,612,457
   Covidien ........................................       50,000      2,399,500
   Johnson & Johnson ...............................       63,900      4,108,770
   Merck ...........................................       79,000      2,768,160
   Pfizer ..........................................      295,200      4,935,744
   Teva Pharmaceutical Industries, ADR .............       43,600      2,560,628
                                                                    ------------
                                                                      21,500,715
                                                                    ------------
MATERIALS & PROCESSING -- 3.4%
   EI Du Pont de Nemours ...........................      111,600      4,446,144
   Nucor ...........................................       61,400      2,782,648
                                                                    ------------
                                                                       7,228,792
                                                                    ------------
PRODUCER DURABLES -- 16.2%
   Boeing ..........................................       36,800      2,665,424
   Cummins .........................................       41,000      2,961,430
   Deere ...........................................       90,100      5,389,782
   FedEx ...........................................       31,200      2,808,312
   General Electric ................................      350,700      6,614,202
   Honeywell International .........................      123,500      5,862,545
   ITT .............................................       51,700      2,872,969
   Raytheon ........................................       46,700      2,722,610
   Union Pacific ...................................       37,200      2,814,552
                                                                    ------------
                                                                      34,711,826
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG LARGECAP VALUE FUND
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
TECHNOLOGY -- 14.7%
   CA ..............................................       95,500   $  2,178,355
   Cisco Systems* ..................................      160,000      4,307,200
   Corning .........................................      217,800      4,192,650
   EMC* ............................................      147,900      2,811,579
   Intel ...........................................      123,500      2,819,505
   International Business Machines .................       21,300      2,747,700
   Microsoft .......................................      177,400      5,417,796
   Oracle ..........................................      108,500      2,803,640
   Western Digital* ................................      106,800      4,388,412
                                                                    ------------
                                                                      31,666,837
                                                                    ------------
UTILITIES -- 5.0%
   AT&T ............................................      204,800      5,337,088
   Dominion Resources ..............................      131,500      5,496,700
                                                                    ------------
                                                                      10,833,788
                                                                    ------------
   Total Common Stock
      (Cost $178,408,477) ..........................                 213,642,208
                                                                    ------------
SHORT-TERM INVESTMENT -- 0.4%
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 0.050% (A)
      (Cost $869,319) ..............................      869,319        869,319
                                                                    ------------
   Total Investments -- 99.8%
      (Cost $179,277,796) ..........................                $214,511,527
                                                                    ============

     Percentages are based on Net Assets of $214,861,573.

*    Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of April 30, 2010.

ADR - American Depositary Receipt
 Cl - Class

As of April 30, 2010, all of the Fund's investments are Level 1 in accordance with ASC 820 (see Note 2).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMIDCAP FUND
                                                      APRIL 30, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Financial Services                21.0%
Materials & Processing            10.9%
Producer Durables                 10.9%
Technology                        10.9%
Consumer Discretionary            10.3%
Health Care                        9.4%
Energy                             8.9%
Consumer Staples                   7.1%
Utilities                          7.0%
Real Estate Investment Trusts      1.9%
Short-Term Investment              1.7%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.9%

                                                         SHARES         VALUE
                                                       ----------   ------------
CONSUMER DISCRETIONARY -- 10.3%
   BJ's Wholesale Club* ............................      136,900   $  5,240,532
   BorgWarner* .....................................      128,400      5,564,856
   Gentex ..........................................      240,700      5,172,643
   Lear* ...........................................       30,500      2,475,990
   PetSmart ........................................       75,600      2,500,092
   Signet Jewelers* ................................       74,890      2,397,978
   Tupperware Brands ...............................       50,600      2,584,142
                                                                    ------------
                                                                      25,936,233
                                                                    ------------
CONSUMER STAPLES -- 7.1%
   Alberto-Culver, Cl B ............................      183,700      5,290,560
   Dr. Pepper Snapple Group ........................      118,900      3,891,597
   JM Smucker ......................................       79,700      4,867,279
   Molson Coors Brewing, Cl B ......................       85,200      3,779,472
                                                                    ------------
                                                                      17,828,908
                                                                    ------------
ENERGY -- 8.9%
   Cabot Oil & Gas .................................      138,500      5,004,005
   Magellan Midstream Partners LP (A) ..............       79,200      3,769,128
   Plains All American Pipeline LP (A) .............       65,500      3,798,345
   Plains Exploration & Production LP* .............      174,000      5,099,940
   Rowan* ..........................................      160,100      4,770,980
                                                                    ------------
                                                                      22,442,398
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMIDCAP FUND
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
FINANCIAL SERVICES -- 21.1%
   Aspen Insurance Holdings ........................      170,500   $  4,600,090
   Axis Capital Holdings ...........................      155,700      4,853,169
   Commerce Bancshares .............................      118,135      4,893,152
   East West Bancorp ...............................      256,600      5,026,794
   Eaton Vance .....................................      145,700      5,134,468
   Factset Research Systems ........................       33,400      2,512,348
   First Niagara Financial Group ...................      166,700      2,317,130
   HCC Insurance Holdings ..........................      171,200      4,654,928
   Hudson City Bancorp .............................      381,500      5,073,950
   Lazard, Cl A ....................................      133,300      5,153,378
   Safety Insurance Group ..........................       64,400      2,401,476
   Transatlantic Holdings ..........................       46,400      2,307,472
   Willis Group Holdings ...........................      115,687      3,985,417
                                                                    ------------
                                                                      52,913,772
                                                                    ------------
HEALTH CARE -- 9.5%
   Conmed* .........................................       97,600      2,170,624
   DENTSPLY International ..........................      141,900      5,199,216
   Laboratory Corp of America Holdings* ............       65,700      5,162,049
   Natus Medical* ..................................       78,862      1,343,808
   Talecris Biotherapeutics Holdings* ..............      262,700      4,925,625
   Universal Health Services, Cl B .................      134,400      4,988,928
                                                                    ------------
                                                                      23,790,250
                                                                    ------------
MATERIALS & PROCESSING -- 11.0%
   Airgas ..........................................       76,300      4,841,235
   Albemarle .......................................      110,100      5,027,166
   Aptargroup ......................................      124,200      5,345,568
   Cliffs Natural Resources ........................       33,800      2,113,514
   Eastman Chemical ................................       76,700      5,132,764
   Packaging Corp of America .......................       97,200      2,403,756
   Temple-Inland ...................................      112,900      2,632,828
                                                                    ------------
                                                                      27,496,831
                                                                    ------------
PRODUCER DURABLES -- 11.0%
   AGCO* ...........................................      135,900      4,759,218
   Alexander & Baldwin .............................      148,500      5,283,630
   Alliant Techsystems* ............................       58,800      4,757,508

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMIDCAP FUND
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
PRODUCER DURABLES -- CONTINUED
   Gardner Denver ..................................       54,900   $  2,760,921
   Navistar International* .........................      100,100      4,838,834
   URS* ............................................       98,646      5,065,472
                                                                    ------------
                                                                      27,465,583
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.0%
   Equity Lifestyle Properties .....................       44,900      2,492,399
   Healthcare Realty Trust .........................      100,700      2,430,898
                                                                    ------------
                                                                       4,923,297
                                                                    ------------
TECHNOLOGY -- 10.9%
   Altera ..........................................       99,100      2,513,176
   Amphenol, Cl A ..................................       57,900      2,675,559
   CACI International, Cl A* .......................       96,500      4,576,995
   CommScope* ......................................      171,200      5,577,696
   McAfee* .........................................      120,400      4,183,900
   STEC* ...........................................      202,700      2,815,503
   Sybase* .........................................      117,000      5,075,460
                                                                    ------------
                                                                      27,418,289
                                                                    ------------
UTILITIES -- 7.1%
   DPL .............................................      177,200      4,993,496
   DTE Energy ......................................       54,000      2,601,180
   Southern Union ..................................      191,600      5,006,508
   Wisconsin Energy ................................       97,400      5,114,474
                                                                    ------------
                                                                      17,715,658
                                                                    ------------
   Total Common Stock
      (Cost $203,158,514) ..........................                 247,931,219
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMIDCAP FUND
                                                      APRIL 30, 2010 (UNAUDITED)

SHORT-TERM INVESTMENT -- 1.7%

                                                         SHARES         VALUE
                                                       ----------   ------------
   SEI Daily Income Trust Government, Money
      Market Fund, Cl A, 0.050% (B)
      (Cost $4,334,954)............................     4,334,954   $  4,334,954
                                                                    ------------
   Total Investments -- 100.6%
      (Cost $207,493,468)..........................                 $252,266,173
                                                                    ============

     Percentages are based on Net Assets of $250,774,064.

*    Non-income producing security.

(A) Securities considered Master Limited Partnership. At April 30, 2010, these securities amounted to $7,567,473 or 3.02% of net assets.

(B)  The rate reported is the 7-day effective yield as of April 30, 2010.

Cl - Class

LP - Limited Partnership

As of April 30, 2010, all of the Fund's investments are Level 1 in accordance with ASC 820 (see Note 2).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMALLCAP VALUE FUND
                                                      APRIL 30, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Producer Durables                22.1%
Financial Services               17.1%
Consumer Discretionary           17.0%
Materials & Processing            9.1%
Utilities                         7.9%
Technology                        5.9%
Energy                            5.4%
Consumer Staples                  5.3%
Short-Term Investment             4.1%
Health Care                       3.1%
Real Estate Investment Trusts     3.0%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.9%

                                                         SHARES         VALUE
                                                       ----------   ------------
CONSUMER DISCRETIONARY -- 17.0%
   BJ's Wholesale Club* ............................       16,800   $    643,104
   Childrens Place Retail Stores* ..................       14,600        668,972
   Finish Line .....................................       36,300        584,793
   John Wiley & Sons, Cl A .........................        6,800        287,436
   Regis ...........................................       34,300        655,816
   Rent-A-Center* ..................................       25,400        655,828
   True Religion Apparel* ..........................       10,300        321,875
   Vail Resorts* ...................................       14,300        652,652
   Wolverine World Wide ............................       20,200        618,322
                                                                    ------------
                                                                       5,088,798
                                                                    ------------
CONSUMER STAPLES -- 5.3%
   Diamond Foods ...................................        7,200        307,512
   J&J Snack Foods .................................       14,100        656,919
   Spartan Stores ..................................       41,900        632,271
                                                                    ------------
                                                                       1,596,702
                                                                    ------------
ENERGY -- 5.4%
   Approach Resources* .............................       17,600        157,520
   Atlas Energy ....................................       16,600        598,928
   Dawson Geophysical* .............................       10,000        292,900
   Rex Energy* .....................................       43,700        581,210
                                                                    ------------
                                                                       1,630,558
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMALLCAP VALUE FUND
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
FINANCIAL SERVICES -- 17.1%
   Bancfirst .......................................        7,300   $    322,222
   Calamos Asset Management ........................       41,500        516,675
   Chemical Financial ..............................       12,050        285,585
   East West Bancorp ...............................       22,200        434,898
   First Citizens BancShares .......................        1,500        309,000
   FirstMerit ......................................       27,500        646,250
   Knight Capital Group, Cl A* .....................       41,000        637,550
   Stifel Financial* ...............................        9,850        564,700
   Suffolk Bancorp .................................        4,800        149,040
   Texas Capital Bancshares* .......................       32,000        636,800
   UMB Financial ...................................       14,600        614,952
                                                                    ------------
                                                                       5,117,672
                                                                    ------------
HEALTH CARE -- 3.1%
   CryoLife* .......................................       99,000        604,890
   Healthsouth* ....................................       16,000        327,360
                                                                    ------------
                                                                         932,250
                                                                    ------------
MATERIALS & PROCESSING -- 9.1%
   Beacon Roofing Supply* ..........................       28,600        634,920
   Kaydon ..........................................       14,900        620,287
   Lennox International ............................        7,300        330,398
   Sensient Technologies ...........................       21,300        671,589
   Thompson Creek Metals* ..........................       37,500        480,750
                                                                    ------------
                                                                       2,737,944
                                                                    ------------
PRODUCER DURABLES -- 22.1%
   AO Smith ........................................       12,300        635,049
   Astec Industries* ...............................       16,400        543,168
   Genesee & Wyoming, Cl A* ........................       16,600        649,060
   Landstar System .................................       14,400        636,768
   Layne Christensen* ..............................       23,300        637,954
   Middleby* .......................................       10,700        653,984
   Moog, Cl A* .....................................       18,700        695,079
   Rollins .........................................       28,300        615,525
   Saia* ...........................................       21,200        351,284
   Teledyne Technologies* ..........................       13,400        584,240
   Wabtec ..........................................       13,200        628,056
                                                                    ------------
                                                                       6,630,167
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMALLCAP VALUE FUND
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
REAL ESTATE INVESTMENT TRUSTS -- 3.0%
   Equity Lifestyle Properties .....................       10,800   $    599,508
   Mack-Cali Realty ................................        8,600        295,496
                                                                    ------------
                                                                         895,004
                                                                    ------------
TECHNOLOGY -- 5.9%
   Mantech International, Cl A* ....................       12,300        553,869
   MKS Instruments* ................................       26,400        598,752
   Progress Software* ..............................       19,600        632,100
                                                                    ------------
                                                                       1,784,721
                                                                    ------------
UTILITIES -- 7.9%
   Avista ..........................................       27,900        603,477
   Cleco ...........................................       21,700        594,580
   Portland General Electric .......................       28,600        568,568
   Westar Energy ...................................       25,900        613,571
                                                                    ------------
                                                                       2,380,196
                                                                    ------------
   Total Common Stock
      (Cost $23,830,306) ...........................                  28,794,012
                                                                    ------------
SHORT TERM INVESTMENT -- 4.1%
   SEI Daily Income Trust, Government Money Market
      Fund, Cl A, 0.050% (A)
      (Cost $1,223,959) ............................    1,223,959      1,223,959
                                                                    ------------
   Total Investments -- 100.0%
      (Cost $25,054,265) ...........................                $ 30,017,971
                                                                    ============


     Percentages are based on Net Assets of $30,023,131.

*    Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of April 30, 2010.

Cl - Class

As of April 30, 2010, all of the Fund's investments are Level 1 in accordance with ASC 820 (see Note 2).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Energy                                  17.1%
Utilities                               14.4%
U.S. Treasury Obligations               13.6%
U.S. Government Agency Obligations      11.2%
Financial Services                       8.7%
Consumer Discretionary                   6.3%
Real Estate Investment Trusts            6.0%
Short-Term Investment                    5.7%
Consumer Staples                         4.4%
Technology                               4.1%
Health Care                              3.7%
Producer Durables                        3.4%
Materials & Processing                   1.4%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 44.1%

                                                         SHARES         VALUE
                                                       ----------   ------------
CONSUMER DISCRETIONARY -- 3.9%
   McDonald's ......................................       28,200   $  1,990,638
   Time Warner Cable ...............................       41,800      2,351,250
   Wal-Mart Stores .................................       35,400      1,899,210
                                                                    ------------
                                                                       6,241,098
                                                                    ------------
CONSUMER STAPLES -- 3.6%
   General Mills ...................................       26,599      1,893,317
   Philip Morris International .....................       36,100      1,771,788
   Sysco ...........................................       65,600      2,069,024
                                                                    ------------
                                                                       5,734,129
                                                                    ------------
ENERGY -- 14.3%
   Boardwalk Pipeline Partners LP (A) ..............       60,700      1,758,479
   Chevron .........................................       26,200      2,133,728
   Energy Transfer Equity LP (A) ...................      113,755      3,892,696
   Enterprise Products Partners LP (A) .............      115,641      4,100,630
   Exxon Mobil .....................................       59,000      4,003,150
   Hugoton Royalty Trust ...........................      110,400      2,084,352
   Plains All American Pipeline LP (A) .............       26,800      1,554,132
   Sunoco Logistics Partners LP (A) ................       26,700      1,826,547
   Williams Pipeline Partners LP (A) ...............       52,400      1,663,176
                                                                    ------------
                                                                      23,016,890
                                                                    ------------
FINANCIAL SERVICES -- 1.1%
   Travelers .......................................       34,000      1,725,160
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
HEALTH CARE -- 3.7%
   Bristol-Myers Squibb ............................      164,400   $  4,157,676
   Johnson & Johnson ...............................       28,800      1,851,840
                                                                    ------------
                                                                       6,009,516
                                                                    ------------
MATERIALS & PROCESSING -- 1.4%
   EI Du Pont de Nemours ...........................       57,300      2,282,832
                                                                    ------------
PRODUCER DURABLES -- 1.2%
   Raytheon ........................................       34,300      1,999,690
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.6%
   Healthcare Realty Trust .........................       83,700      2,020,518
   Rayonier ........................................       45,600      2,233,488
                                                                    ------------
                                                                       4,254,006
                                                                    ------------
TECHNOLOGY -- 1.3%
   Microchip Technology ............................       70,800      2,068,068
                                                                    ------------
UTILITIES -- 11.0%
   American Electric Power .........................       56,800      1,948,240
   AT&T ............................................       77,100      2,009,226
   FPL Group .......................................       38,400      1,998,720
   PG&E ............................................       92,700      4,060,260
   Southern ........................................      115,000      3,974,400
   Vodafone Group ADR ..............................      173,600      3,853,920
                                                                    ------------
                                                                      17,844,766
                                                                    ------------
   Total Common Stock
      (Cost $61,477,705) ...........................                  71,176,155
                                                                    ------------
PREFERRED STOCK -- 10.3%
CONSUMER DISCRETIONARY -- 2.4%
   Comcast, Ser B, 7.000% ..........................      154,900      3,912,774
                                                                    ------------
FINANCIAL SERVICES -- 3.0%
   Citigroup, 7.500% ...............................       12,050      1,588,431
   Hartford Financial Services Group, 7.250%* ......       62,700      1,663,431
   JPMorgan Chase Capital XXVIII, 7.200% (B) .......       58,200      1,534,152
                                                                    ------------
                                                                       4,786,014
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2010 (UNAUDITED)

PREFERRED STOCK - CONTINUED

                                                      SHARES/FACE
                                                         AMOUNT         VALUE
                                                      -----------   ------------
REAL ESTATE INVESTMENT TRUST -- 2.4%
   Public Storage, Ser M, 6.625% ...................      158,100   $  3,886,098
                                                                    ------------
UTILITIES -- 2.5%
   Dominion Resources, Ser A, 8.375% ...............       79,700      2,257,104
   FPL Group Capital, Ser E, 7.450% ................       68,645      1,838,313
                                                                    ------------
                                                                       4,095,417
                                                                    ------------
   Total Preferred Stock
      (Cost $15,160,599) ...........................                  16,680,303
                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.1%
   FHLMC
      5.500%, 07/18/16 .............................   $2,250,000      2,539,395
      3.750%, 03/27/19 .............................    3,000,000      2,965,446
      2.125%, 03/23/12 .............................    2,700,000      2,754,424
   FNMA
      5.375%, 06/12/17 .............................    2,750,000      3,069,275
      4.375%, 09/15/12 .............................    2,250,000      2,406,330
      4.375%, 03/15/13 .............................    2,000,000      2,154,874
      3.375%, 05/19/11 .............................    2,000,000      2,058,828
                                                                    ------------
   Total U.S. Government Agency Obligations
      (Cost $17,640,913) ...........................                  17,948,572
                                                                    ------------
CORPORATE OBLIGATIONS -- 14.7%
CONSUMER STAPLES -- 0.8%
   Philip Morris International
      6.875%, 03/17/14 .............................    1,100,000      1,270,296
                                                                    ------------
ENERGY -- 2.7%
   Anadarko Petroleum
      5.950%, 09/15/16 .............................    1,750,000      1,942,612
   BHP Billiton Finance USA
      5.500%, 04/01/14 .............................    1,250,000      1,388,916
   Marathon Oil
      5.900%, 03/15/18 .............................    1,000,000      1,087,841
                                                                    ------------
                                                                       4,419,369
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                          FACE
                                                         AMOUNT        VALUE
                                                       ----------   ------------
FINANCIAL SERVICES -- 4.6%
   Bank of America
      7.625%, 06/01/19 .............................   $1,000,000   $  1,141,518
   Barclays Bank
      5.000%, 09/22/16 .............................    1,750,000      1,813,150
   Citigroup
      6.375%, 08/12/14 .............................    1,200,000      1,294,568
   JPMorgan Chase
      6.300%, 04/23/19 .............................    1,500,000      1,664,666
   Travelers
      6.250%, 03/15/37 (B) .........................    1,550,000      1,524,389
                                                                    ------------
                                                                       7,438,291
                                                                    ------------
PRODUCER DURABLES -- 2.1%
   Boeing
      6.000%, 03/15/19 .............................    1,000,000      1,123,322
   CSX
      6.250%, 04/01/15 .............................    2,000,000      2,259,328
                                                                    ------------
                                                                       3,382,650
                                                                    ------------
REAL ESTATE INVESTMENT TRUST -- 0.9%
   Vornado Realty
      4.250%, 04/01/15 .............................    1,500,000      1,499,987
                                                                    ------------
TECHNOLOGY -- 2.8%
   Arrow Electronics
      6.000%, 04/01/20 .............................    1,375,000      1,412,089
   Koninklijke Philips Electronics
      4.625%, 03/11/13 .............................    1,200,000      1,284,779
   Oracle
      4.950%, 04/15/13 .............................    1,700,000      1,850,032
                                                                    ------------
                                                                       4,546,900
                                                                    ------------
UTILITIES -- 0.8%
   AT&T
      6.700%, 11/15/13 .............................    1,100,000      1,259,512
                                                                    ------------
   Total Corporate Obligations
      (Cost $21,920,774) ...........................                  23,817,005
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2010 (UNAUDITED)

U.S. TREASURY OBLIGATIONS -- 13.5%

                                                          FACE
                                                         AMOUNT/
                                                         SHARES         VALUE
                                                       ----------   ------------
   U.S. Treasury Bill
      0.201%, 01/13/11 (C) .........................   $2,000,000   $  1,996,104
                                                                    ------------
   U.S. Treasury Inflationary Protection Securities
      2.500%, 07/15/16 .............................    1,750,000      2,087,978
      2.125%, 01/15/19 .............................    2,400,000      2,618,164
      1.375%, 07/15/18 .............................    2,300,000      2,372,076
      1.250%, 04/15/14 .............................    1,500,000      1,603,179
      0.625%, 04/15/13 .............................    2,800,000      2,948,368
                                                                    ------------
                                                                      11,629,765
                                                                    ------------
   U.S. Treasury Notes
      3.375%, 11/30/12 .............................    1,500,000      1,581,562
      3.375%, 11/15/19 .............................    2,250,000      2,203,067
      3.250%, 05/31/16 .............................    2,250,000      2,301,152
      2.625%, 05/31/10 .............................    2,100,000      2,103,856
                                                                    ------------
                                                                       8,189,637
                                                                    ------------
   Total U.S. Treasury Obligations
      (Cost $20,914,019) ...........................                  21,815,506
                                                                    ------------
SHORT-TERM INVESTMENT -- 5.7%
   SEI Daily Income Trust Government Money Market Fund,
      Cl A, 0.050% (D)
      (Cost $9,161,406) ............................    9,161,406      9,161,406
                                                                    ------------
   Total Investments -- 99.4%
      (Cost $146,275,416) ..........................                $160,598,947
                                                                    ============

     Percentages are based on Net Assets of $161,510,903.

*    Non-income producing security.

(A) Securities considered Master Limited Partnership. At April 30, 2010, these securities amounted to $14,795,660 or 9.16% of net assets.

(B)  Floating rate security. Rate disclosed is as of April 30, 2010.

(C) Zero coupon security. The rate reported represents the security's effective yield at the time of purchase.

(D)  The rate reported is the 7-day effective yield as of April 30, 2010.

ADR - American Depositary Receipt

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2010 (UNAUDITED)

   Cl - Class
FHLMC - Federal Home Loan Mortgage Corporation
 FNMA - Federal National Mortgage Association
   LP - Limited Partnership
  Ser - Series

The following is a summary of the inputs used as of April 30, 2010 when valuing the Fund's investments in accordance with ASC 820 (see Note 2):

                                          Level 1        Level 2    Level 3       Total
                                        -----------   -----------   -------   ------------
Investments in Securities
   Common Stock                         $71,176,155   $        --     $--     $ 71,176,155
   Preferred Stock                       16,680,303            --      --       16,680,303
   U.S. Government Agency Obligations            --    17,948,572      --       17,948,572
   Corporate Obligations                         --    23,817,005      --       23,817,005
   U.S. Treasury Obligations                     --    21,815,506      --       21,815,506
   Short-Term Investment                  9,161,406            --      --        9,161,406
                                        -----------   -----------     ---     ------------
Total Investments in Securities         $97,017,864   $63,581,083     $--     $160,598,947
                                        ===========   ===========     ===     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2010 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Financial Services                      14.9%
Energy                                  13.4%
U.S. Treasury Obligations               12.2%
U.S. Government Agency Obligations      12.0%
Technology                              11.5%
Producer Durables                       10.3%
Consumer Discretionary                   6.4%
Health Care                              6.0%
Utilities                                4.1%
Short-Term Investment                    4.0%
Consumer Staples                         2.7%
Materials & Processing                   2.0%
Real Estate Investment Trust             0.5%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 58.9%

                                                         SHARES         VALUE
                                                       ----------   ------------
CONSUMER DISCRETIONARY -- 6.4%
   Comcast, Cl A ...................................        4,300   $     84,882
   DIRECTV* ........................................        3,200        115,936
   eBay* ...........................................        3,200         76,192
   Gap .............................................        4,600        113,758
   Nike, Cl B ......................................        1,000         75,910
   TJX .............................................        1,600         74,144
   Walt Disney .....................................        2,400         88,416
                                                                    ------------
                                                                         629,238
                                                                    ------------
CONSUMER STAPLES -- 2.7%
   CVS/Caremark ....................................        2,100         77,553
   Philip Morris International .....................        2,200        107,976
   Sysco ...........................................        2,500         78,850
                                                                    ------------
                                                                         264,379
                                                                    ------------
ENERGY -- 9.1%
   Anadarko Petroleum ..............................        1,600         99,456
   Apache ..........................................        1,100        111,936
   Chevron .........................................        2,400        195,456
   Devon Energy ....................................          500         33,665
   EQT .............................................        2,500        108,725
   Exxon Mobil .....................................        2,200        149,270
   National Oilwell Varco ..........................        1,600         70,448
   Occidental Petroleum ............................        1,400        124,124
                                                                    ------------
                                                                         893,080
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                       ----------   ------------
FINANCIAL SERVICES -- 11.6%
   ACE .............................................        2,400   $    127,656
   Ameriprise Financial ............................        1,700         78,812
   Bank of America .................................        9,000        160,470
   BlackRock .......................................          300         55,200
   Franklin Resources ..............................        1,000        115,640
   JPMorgan Chase ..................................        3,600        153,288
   MetLife .........................................        3,300        150,414
   Travelers .......................................        2,800        142,072
   Wells Fargo .....................................        4,500        148,995
                                                                    ------------
                                                                       1,132,547
                                                                    ------------
HEALTH CARE -- 6.0%
   Baxter International ............................        1,200         56,664
   Bristol-Myers Squibb ............................        3,000         75,870
   Covidien ........................................        1,400         67,186
   Johnson & Johnson ...............................        1,800        115,740
   Merck ...........................................        2,000         70,080
   Pfizer ..........................................        8,400        140,448
   Teva Pharmaceutical Industries ADR ..............        1,100         64,603
                                                                    ------------
                                                                         590,591
                                                                    ------------
MATERIALS & PROCESSING -- 2.0%
   EI Du Pont de Nemours ...........................        3,000        119,520
   Nucor ...........................................        1,600         72,512
                                                                    ------------
                                                                         192,032
                                                                    ------------
PRODUCER DURABLES -- 9.4%
   Boeing ..........................................        1,000         72,430
   Cummins .........................................        1,100         79,453
   Deere ...........................................        2,400        143,568
   FedEx ...........................................          900         81,009
   General Electric ................................        9,100        171,626
   Honeywell International .........................        3,500        166,145
   ITT .............................................        1,100         61,127
   Raytheon ........................................        1,200         69,960
   Union Pacific ...................................        1,000         75,660
                                                                    ------------
                                                                         920,978
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                      SHARES/FACE
                                                         AMOUNT         VALUE
                                                      -----------   ------------
TECHNOLOGY -- 8.7%
   CA ..............................................        2,500   $     57,025
   Cisco Systems* ..................................        4,200        113,064
   Corning .........................................        5,700        109,725
   EMC* ............................................        3,900         74,139
   Intel ...........................................        3,600         82,188
   International Business Machines .................          600         77,400
   Microsoft .......................................        4,800        146,592
   Oracle ..........................................        2,900         74,936
   Western Digital* ................................        2,800        115,052
                                                                    ------------
                                                                         850,121
                                                                    ------------
UTILITIES -- 3.0%
   AT&T ............................................        5,500        143,330
   Dominion Resources ..............................        3,500        146,300
                                                                    ------------
                                                                         289,630
                                                                    ------------
   Total Common Stock
      (Cost $4,686,430) ............................                   5,762,596
                                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.0%
   FHLMC
      5.125%, 07/15/12 .............................   $  100,000        108,492
      4.750%, 12/08/10 .............................       80,000         81,986
      3.750%, 03/27/19 .............................      100,000         98,848
      2.125%, 03/23/12 .............................      100,000        102,016
   FNMA
      5.375%, 11/15/11 .............................      100,000        106,853
      5.375%, 06/12/17 .............................      100,000        111,610
      5.000%, 04/15/15 .............................       60,000         66,702
      4.375%, 09/15/12 .............................      100,000        106,948
      4.375%, 03/15/13 .............................      125,000        134,680
      4.250%, 08/15/10 .............................      100,000        101,140
      3.375%, 05/19/11 .............................      150,000        154,412
                                                                    ------------
   Total U.S. Government Agency Obligations
      (Cost $1,133,872) ............................                   1,173,687
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS -- 12.7%

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ----------   ------------
ENERGY -- 4.3%
   Apache
      5.250%, 04/15/13 .............................  $    75,000   $     81,742
   BHP Billiton Finance USA
      5.500%, 04/01/14 .............................       75,000         83,335
   General Electric
      5.000%, 02/01/13 .............................       75,000         80,989
   Marathon Oil
      5.900%, 03/15/18 .............................       75,000         81,588
   XTO Energy
      6.500%, 12/15/18 .............................       75,000         88,123
                                                                    ------------
                                                                         415,777
                                                                    ------------
FINANCIAL SERVICES -- 3.3%
   Ace INA Holdings
      5.600%, 05/15/15 .............................       50,000         54,974
   Barclays Bank
      5.000%, 09/22/16 .............................       50,000         51,804
   Berkshire Hathaway
      5.125%, 09/15/12 .............................       75,000         81,082
   Citigroup
      5.500%, 10/15/14 .............................       75,000         77,912
   JPMorgan Chase
      6.300%, 04/23/19 .............................       50,000         55,489
                                                                    ------------
                                                                         321,261
                                                                    ------------
PRODUCER DURABLES -- 0.8%
   Burlington Northern Santa Fe
      5.650%, 05/01/17 .............................       75,000         81,661
                                                                    ------------
REAL ESTATE INVESTMENT TRUST -- 0.5%
   Vornado Realty
      4.250%, 04/01/15 .............................       50,000         50,000
                                                                    ------------
TECHNOLOGY -- 2.7%
   Koninklijke Philips Electronics
      4.625%, 03/11/13 .............................       75,000         80,299
   Oracle
      4.950%, 04/15/13 .............................      100,000        108,825

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ----------   ------------
TECHNOLOGY -- CONTINUED
   Vodafone Group
      4.150%, 06/10/14 .............................   $   75,000   $     78,415
                                                                    ------------
                                                                         267,539
                                                                    ------------
UTILITIES -- 1.1%
   AT&T
      6.700%, 11/15/13 .............................       50,000         57,251
   Southern
      4.150%, 05/15/14 .............................       50,000         52,474
                                                                    ------------
                                                                         109,725
                                                                    ------------
   Total Corporate Obligations
      (Cost $1,172,435) ............................                   1,245,963
                                                                    ------------
U.S. TREASURY OBLIGATIONS -- 12.1%
   U.S. Treasury Bill
      0.427%, 04/07/11 (A) .........................      100,000         99,647
                                                                    ------------
   U.S. Treasury Inflationary Protection Securities
      2.500%, 07/15/16 .............................       75,000         89,485
      2.125%, 01/15/19 .............................       75,000         81,817
      1.375%, 07/15/18 .............................      100,000        103,134
      1.250%, 04/15/14 .............................       50,000         53,439
      0.625%, 04/15/13 .............................      110,000        115,829
                                                                    ------------
                                                                         443,704
                                                                    ------------
   U.S. Treasury Notes
      5.125%, 05/15/16 .............................      105,000        118,748
      4.000%, 02/15/15 .............................      110,000        118,422
      3.625%, 08/15/19 .............................      100,000        100,156
      3.375%, 11/30/12 .............................      125,000        131,797
      3.375%, 11/15/19 .............................      100,000         97,914
      2.625%, 05/31/10 .............................       75,000         75,138
                                                                    ------------
                                                                         642,175
                                                                    ------------
   Total U.S. Treasury Obligations
      (Cost $1,125,849) ............................                   1,185,526
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2010 (UNAUDITED)

SHORT-TERM INVESTMENT -- 4.0%

                                                         SHARES         VALUE
                                                       ----------   ------------
   SEI Daily Income Trust, Government Money Market Fund,
      Cl A, 0.050% (B)
      (Cost $386,847)................................     386,847   $    386,847
                                                                    ------------
   Total Investments -- 99.7%
      (Cost $8,505,433)..............................               $  9,754,619
                                                                    ============

     Percentages are based on Net Assets of $9,787,406.

*    Non-income producing security.

(A) Zero coupon security. The rate reported represents the security's effective yield at the time of purchase.

(B)  The rate reported is the 7-day effective yield as of April 30, 2010.

  ADR - American Depositary Receipt
   Cl - Class
FHLMC - Federal Home Loan Mortgage Corporation
 FNMA - Federal National Mortgage Association

The following is a summary of the inputs used as of April 30, 2010 when valuing the Fund's investments in accordance with ASC 820 (see Note 2):

                                          Level 1      Level 2    Level 3      Total
                                        ----------   ----------   -------   ----------
Investments in Securities
   Common Stock                         $5,762,596   $       --     $--     $5,762,596
   U.S. Government Agency Obligations           --    1,173,687      --      1,173,687
   Corporate Obligations                        --    1,245,963      --      1,245,963
   U.S. Treasury Obligations                    --    1,185,526      --      1,185,526
   Short-Term Investment                   386,847           --      --        386,847
                                        ----------   ----------     ---     ----------
Total Investments in Securities         $6,149,443   $3,605,176     $--     $9,754,619
                                        ==========   ==========     ===     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG FUNDS
                                                      APRIL 30, 2010 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                            WHG            WHG             WHG
                                                          LARGECAP       SMIDCAP         SMALLCAP
                                                         VALUE FUND        FUND         VALUE FUND
                                                        ------------   ------------   -------------
ASSETS:
Investments, at Value+ ..............................   $214,511,527   $252,266,173    $30,017,971
Receivable for Capital Shares Sold ..................        363,752        359,795         37,654
Dividends Receivable ................................        191,869        126,551          4,994
Prepaid Expenses ....................................         30,292         14,732          5,646
Reclaims Receivable .................................          1,800             --             --
Receivable for Investment Securities Sold ...........             --      1,907,307             --
                                                        ------------   ------------    -----------
   TOTAL ASSETS .....................................    215,099,240    254,674,558     30,066,265
                                                        ------------   ------------    -----------
LIABILITIES:
Payable due to Investment Adviser ...................        138,905        154,536         19,812
Payable for Capital Shares Redeemed .................         53,325        185,207          1,634
Payable due to Administrator ........................         14,216         16,340          1,947
Payable due to Trustees .............................          2,241          2,987            353
Payable for Distribution Fees--Class A ..............          1,785            N/A            N/A
Chief Compliance Officer Fees Payable ...............          1,489          1,690            200
Payable for Investment Securities Purchased .........             --      3,478,430             --
Payable for Shareholder Servicing Fees ..............             --         36,348          5,059
Other Accrued Expenses ..............................         25,706         24,956         14,129
                                                        ------------   ------------    -----------
   TOTAL LIABILITIES ................................        237,667      3,900,494         43,134
                                                        ------------   ------------    -----------
NET ASSETS ..........................................   $214,861,573   $250,774,064    $30,023,131
                                                        ============   ============    ===========

+ Cost of Investments ...............................   $179,277,796   $207,493,468    $25,054,265

NET ASSETS CONSIST OF:
Paid-in Capital .....................................   $197,382,334   $215,907,472    $29,675,661
Undistributed (Distributions in Excess of)
   Net Investment Income ............................        361,608        174,685        (35,252)
Accumulated Net Realized Loss on Investments ........    (18,116,100)   (10,080,798)    (4,580,984)
Net Unrealized Appreciation on Investments ..........     35,233,731     44,772,705      4,963,706
                                                        ------------   ------------    -----------
   NET ASSETS .......................................   $214,861,573   $250,774,064    $30,023,131
                                                        ============   ============    ===========
INSTITUTIONAL CLASS SHARES:
Net Assets ..........................................   $205,859,673   $250,774,064    $30,023,131
Outstanding Shares of Beneficial Interest
   (unlimited authorization--no par value) ..........     20,846,664     18,815,188      3,399,527
                                                        ============   ============    ===========
Net Asset Value, Offering and
   Redemption Price per Share .......................   $       9.87   $      13.33    $      8.83
                                                        ============   ============    ===========
CLASS A SHARES:
Net Assets ..........................................   $  9,001,900            N/A            N/A
Outstanding Shares of Beneficial Interest
   (unlimited authorization--no par value) ..........        912,989            N/A            N/A
                                                        ============   ============    ===========
Net Asset Value and Redemption
   Price per Share ..................................   $       9.86            N/A            N/A
                                                        ============   ============    ===========
Maximum Offering Price per Share ....................   $      10.38            N/A            N/A
                                                        ============   ============    ===========
                                                        ($9.86/95.00%)

N/A - NOT APPLICABLE.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG FUNDS
                                                      APRIL 30, 2010 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED

                                                                     WHG
                                                                    INCOME          WHG
                                                                  OPPORTUNITY     BALANCED
                                                                     FUND           FUND
                                                                 ------------   -----------
ASSETS:
Investments, at Value+ .......................................   $160,598,947   $ 9,754,619
Dividends and Interest Receivable ............................        784,162        40,786
Receivable for Capital Shares Sold ...........................        240,272            --
Prepaid Expenses .............................................         18,858         6,994
Receivable from Investment Advisor ...........................             --         1,134
                                                                 ------------   -----------
   TOTAL ASSETS ..............................................    161,642,239     9,803,533
                                                                 ------------   -----------
LIABILITIES:
Payable due to Investment Adviser ............................         90,343            --
Payable due to Administrator .................................         10,417           641
Payable due to Trustees ......................................          2,248           153
Chief Compliance Officer Fees Payable ........................          1,377            69
Payable for Capital Shares Redeemed ..........................            756            --
Payable for Distribution Fees--Class A .......................            123            --
Other Accrued Expenses .......................................         26,072        15,264
                                                                 ------------   -----------
   TOTAL LIABILITIES .........................................        131,336        16,127
                                                                 ------------   -----------
NET ASSETS ...................................................   $161,510,903   $ 9,787,406
                                                                 ============   ===========

+ Cost of Investments ........................................   $146,275,416   $ 8,505,433

NET ASSETS CONSIST OF:
Paid-in Capital ..............................................   $163,641,471   $10,258,347
Undistributed Net Investment Income ..........................        172,006         8,618
Accumulated Net Realized Loss on Investments .................    (16,626,105)   (1,728,745)
Net Unrealized Appreciation on Investments ...................     14,323,531     1,249,186
                                                                 ------------   -----------
   NET ASSETS ................................................   $161,510,903   $ 9,787,406
                                                                 ============   ===========
INSTITUTIONAL CLASS SHARES:
Net Assets ...................................................   $160,903,900   $ 9,787,406
Outstanding Shares of Beneficial Interest
   (unlimited authorization--no par value) ...................     15,429,510       983,311
                                                                 ============   ===========
Net Asset Value, Offering and Redemption Price per Share .....   $      10.43   $      9.95
                                                                 ============   ===========
CLASS A SHARES:
Net Assets ...................................................   $    607,003           N/A
Outstanding Shares of Beneficial Interest
   (unlimited authorization--no par value) ...................         58,199           N/A
                                                                 ============   ===========
Net Asset Value and Redemption Price per Share ...............   $      10.43           N/A
                                                                 ============   ===========
Maximum Offering Price per Share .............................   $      10.98           N/A
                                                                 ============   ===========
                                                                 ($10.43/95.00%)

N/A - NOT APPLICABLE.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG FUNDS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2010 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                                         WHG           WHG           WHG
                                                       LARGECAP      SMIDCAP      SMALLCAP
                                                      VALUE FUND       FUND      VALUE FUND
                                                     -----------   -----------   ----------
INVESTMENT INCOME
Dividends ........................................   $ 1,948,578   $ 1,483,008   $  136,100
Less: Foreign Taxes Withheld .....................          (884)           --           --
                                                     -----------   -----------   ----------
   TOTAL INVESTMENT INCOME .......................     1,947,694     1,483,008      136,100
                                                     -----------   -----------   ----------
EXPENSES
Investment Advisory Fees .........................       738,195       751,627      113,026
Administration Fees ..............................        89,153        90,165       12,047
Distribution Fees--Class A .......................        10,175            --           --
Trustees' Fees ...................................         6,154         6,719          891
Chief Compliance Officer Fees ....................         3,308         3,573          472
Shareholder Servicing Fees .......................            --        67,258       11,717
Transfer Agent Fees ..............................        49,561        29,863       15,451
Registration and Filing Fees .....................        26,329        12,081        6,685
Professional Fees ................................        19,123        20,241       10,872
Printing Fees ....................................        10,499        11,094        1,560
Custodian Fees ...................................         4,841         4,410        1,585
Other Expenses ...................................         7,645         8,871        1,977
                                                     -----------   -----------   ----------
   TOTAL EXPENSES ................................       964,983     1,005,902      176,283
                                                     -----------   -----------   ----------
Less:
Waiver of Investment Advisory Fees ...............            --            --      (10,080)
Advisory Waiver Recapture ........................        29,643            --           --
Fees Paid indirectly--Note 4 .....................          (175)          (10)          (5)
                                                     -----------   -----------   ----------
   NET EXPENSES ..................................       994,451     1,005,892      166,198
                                                     -----------   -----------   ----------
NET INVESTMENT INCOME (LOSS) .....................       953,243       477,116      (30,098)
                                                     -----------   -----------   ----------
NET REALIZED GAIN ON INVESTMENTS .................     2,109,829     6,277,464    1,896,263
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS ................................    22,037,073    26,922,297    3,755,493
                                                     -----------   -----------   ----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ................................    24,146,902    33,199,761    5,651,756
                                                     -----------   -----------   ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...............................   $25,100,145   $33,676,877   $5,621,658
                                                     ===========   ===========   ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG FUNDS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2010 (UNAUDITED)

STATEMENTS OF OPERATIONS - CONTINUED

                                                                   WHG
                                                                  INCOME       WHG
                                                               OPPORTUNITY   BALANCED
                                                                   FUND        FUND
                                                               -----------   --------
INVESTMENT INCOME
Dividends ..................................................   $ 1,823,429   $ 58,203
Interest ...................................................     1,135,687     63,385
                                                               -----------   --------
   TOTAL INVESTMENT INCOME .................................     2,959,116    121,588
                                                               -----------   --------
EXPENSES
Investment Advisory Fees ...................................       554,171     35,590
Administration Fees ........................................        67,126      4,330
Chief Compliance Officer Fees ..............................         2,768        185
Trustees' Fees .............................................         5,233        353
Distribution Fees--Class A .................................           716         --
Transfer Agent Fees ........................................        39,295     14,076
Professional Fees ..........................................        17,863     10,016
Registration and Filing Fees ...............................        14,493      8,758
Printing Fees ..............................................         8,685        682
Custodian Fees .............................................         3,273      1,316
Other Expenses .............................................         7,816      8,979
                                                               -----------   --------
   TOTAL EXPENSES ..........................................       721,439     84,285
                                                               -----------   --------
Less:
Waiver of Investment Advisory Fees .........................       (55,719)   (35,590)
Reimbursement from Investment Advisor ......................            --     (5,984)
Fees Paid indirectly--Note 4 ...............................            (4)        (3)
                                                               -----------   --------
   NET EXPENSES ............................................       665,716     42,708
                                                               -----------   --------
NET INVESTMENT INCOME ......................................     2,293,400     78,880
                                                               -----------   --------
NET REALIZED GAIN ON INVESTMENTS ...........................     1,706,574    179,666
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS ..........................................     9,008,981    607,725
                                                               -----------   --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ............    10,715,555    787,391
                                                               -----------   --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......   $13,008,955   $866,271
                                                               ===========   ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED    YEAR ENDED
                                                 APRIL 30, 2010     OCTOBER 31,
                                                   (UNAUDITED)         2009
                                                ----------------   ------------
OPERATIONS:
   Net Investment Income ....................     $    953,243     $  1,314,360
   Net Realized Gain (Loss) on Investments ..        2,109,829      (14,993,975)
   Net Change in Unrealized Appreciation
      on Investments ........................       22,037,073       21,223,633
                                                  ------------     ------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .......................       25,100,145        7,544,018
                                                  ------------     ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
   Institutional Class ......................       (1,624,098)        (718,564)
   Class A ..................................          (71,322)          (5,127)
                                                  ------------     ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ........       (1,695,420)        (723,691)
                                                  ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS:
   Issued ...................................       29,401,097       92,450,418
   Fund Merger (see Note 8) .................       51,998,192               --
   Reinvestment of Dividends ................        1,160,446          591,885
   Redeemed .................................      (25,101,181)     (26,672,225)
                                                  ------------     ------------
   INCREASE IN NET ASSETS DERIVED FROM
      INSTITUTIONAL CLASS TRANSACTIONS ......       57,458,554       66,370,078
                                                  ------------     ------------
   CLASS A:
   Issued ...................................        3,507,656        5,501,318
   Reinvestment of Dividends ................           71,322            5,127
   Redeemed .................................         (765,090)      (1,691,569)
                                                  ------------     ------------
   INCREASE IN NET ASSETS FROM
      CLASS A TRANSACTIONS ..................        2,813,888        3,814,876
                                                  ------------     ------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ............       60,272,442       70,184,954
                                                  ------------     ------------
   TOTAL INCREASE IN NET ASSETS .............       83,677,167       77,005,281
                                                  ------------     ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND

                                                SIX MONTHS ENDED    YEAR ENDED
                                                 APRIL 30, 2010     OCTOBER 31,
                                                   (UNAUDITED)         2009
                                                ----------------   ------------
NET ASSETS:
   Beginning of Period ......................     $131,184,406     $ 54,179,125
                                                  ------------     ------------
   End of Period ............................     $214,861,573     $131,184,406
                                                  ------------     ------------
   Undistributed Net Investment Income ......     $    361,608     $  1,105,204
                                                  ------------     ------------
SHARES ISSUED AND REDEEMED
   INSTITUTIONAL CLASS:
   Issued ...................................        3,103,642       11,834,156
   Fund Merger (see Note 8) .................        5,727,747               --
   Reinvestment of Dividends ................          124,779           73,618
   Redeemed .................................       (2,682,469)      (3,456,963)
                                                  ------------     ------------
   TOTAL INSTITUTIONAL CLASS TRANSACTIONS ...        6,273,699        8,450,811
                                                  ------------     ------------
   CLASS A:
   Issued ...................................          378,399          741,174
   Reinvestment of Dividends ................            7,677              637
   Redeemed .................................          (81,284)        (210,687)
                                                  ------------     ------------
   TOTAL CLASS A TRANSACTIONS ...............          304,792          531,124
                                                  ------------     ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ....................        6,578,491        8,981,935
                                                  ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED    YEAR ENDED
                                                 APRIL 30, 2010     OCTOBER 31,
                                                   (UNAUDITED)         2009
                                                ----------------   ------------
OPERATIONS:
   Net Investment Income ....................     $    477,116     $    960,450
   Net Realized Gain (Loss) on Investments ..        6,277,464      (11,124,396)
   Net Change in Unrealized Appreciation
      on Investments ........................       26,922,297       39,165,239
                                                  ------------     ------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .......................       33,676,877       29,001,293
                                                  ------------     ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ....................         (745,696)        (502,542)
                                                  ------------     ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ........         (745,696)        (502,542)
                                                  ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................       73,726,038       92,406,848
   Reinvestment of Dividends ................          672,356          479,961
   Redeemed .................................      (25,255,843)     (30,160,531)
                                                  ------------     ------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ............       49,142,551       62,726,278
                                                  ------------     ------------
   TOTAL INCREASE IN NET ASSETS .............       82,073,732       91,225,029
                                                  ------------     ------------
NET ASSETS:
   Beginning of Period ......................      168,700,332       77,475,303
                                                  ------------     ------------
   End of Period ............................     $250,774,064     $168,700,332
                                                  ------------     ------------
   Undistributed Net Investment Income ......     $    174,685     $    443,265
                                                  ------------     ------------
SHARES ISSUED AND REDEEMED:
   Issued ...................................        5,827,657        9,886,635
   Reinvestment of Dividends ................           54,886           54,106
   Redeemed .................................       (2,027,341)      (3,212,519)
                                                  ------------     ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ....................        3,855,202        6,728,222
                                                  ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED    YEAR ENDED
                                                 APRIL 30, 2010    OCTOBER 31,
                                                   (UNAUDITED)         2009
                                                ----------------   -----------
OPERATIONS:
   Net Investment Income (Loss) .............     $   (30,098)     $    14,393
   Net Realized Gain (Loss) on Investments ..       1,896,263       (2,886,305)
   Net Change in Unrealized Appreciation
      on Investments ........................       3,755,493        3,740,196
                                                  -----------      -----------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .......................       5,621,658          868,284
                                                  -----------      -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ....................          (5,154)         (63,074)
   Return of Capital ........................              --           (4,677)
                                                  -----------      -----------
   Total Dividends and Distributions ........          (5,154)         (67,751)
                                                  -----------      -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................       6,765,205        7,538,535
   Reinvestment of Dividends ................           5,048           65,463
   Redeemed .................................      (2,724,981)      (5,328,916)
                                                  -----------      -----------
   NET INCREASE IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS .......       4,045,272        2,275,082
                                                  -----------      -----------
   TOTAL INCREASE IN NET ASSETS .............       9,661,776        3,075,615
                                                  -----------      -----------
NET ASSETS:
   Beginning of Period ......................      20,361,355       17,285,740
                                                  -----------      -----------
   End of Period ............................     $30,023,131      $20,361,355
                                                  ===========      ===========
   Distributions in Excess
      of Net Investment Income ..............     $   (35,252)     $        --
                                                  ===========      ===========
SHARES ISSUED AND REDEEMED:
   Issued ...................................         883,859        1,233,618
   Reinvestment of Dividends ................             641           10,375
   Redeemed .................................        (347,751)        (849,268)
                                                  -----------      -----------
   NET INCREASE IN SHARES OUTSTANDING
      FROM SHARE TRANSACTIONS ...............         536,749          394,725
                                                  ===========      ===========

AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED    YEAR ENDED
                                                 APRIL 30, 2010     OCTOBER 31,
                                                   (UNAUDITED)         2009
                                                ----------------   ------------
OPERATIONS:
   Net Investment Income ....................     $  2,293,400     $  3,210,588
   Net Realized Gain (Loss) on Investments ..        1,706,574      (14,467,707)
   Net Change in Unrealized Appreciation
      on Investments ........................        9,008,981       18,461,118
                                                  ------------     ------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .......................       13,008,955        7,203,999
                                                  ------------     ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
   Institutional Class ......................       (2,947,797)      (2,858,620)
   Class A ..................................          (10,630)         (13,546)
                                                  ------------     ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ........       (2,958,427)      (2,872,166)
                                                  ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS:
   Issued ...................................       36,610,211       85,133,343
   Reinvestment of Dividends ................        2,918,870        2,836,165
   Redeemed .................................      (13,491,428)     (81,187,465)
                                                  ------------     ------------
INCREASE IN NET ASSETS DERIVED FROM
   INSTITUTIONAL CLASS TRANSACTIONS .........       26,037,653        6,782,043
                                                  ------------     ------------
   CLASS A:
   Issued ...................................           14,001           61,104
   Reinvestment of Dividends ................           10,629           13,544
   Redeemed .................................               --          (36,180)
                                                  ------------     ------------
   INCREASE IN NET ASSETS DERIVED FROM
      CLASS A TRANSACTIONS ..................           24,630           38,468
                                                  ------------     ------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ............       26,062,283        6,820,511
                                                  ------------     ------------
   TOTAL INCREASE IN NET ASSETS .............       36,112,811       11,152,344
                                                  ------------     ------------

AMOUNT DESIGNATED AS "--" IS $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND

                                                SIX MONTHS ENDED    YEAR ENDED
                                                 APRIL 30, 2010     OCTOBER 31,
                                                   (UNAUDITED)         2009
                                                ----------------   ------------
NET ASSETS:
   Beginning of Period ......................     $125,398,092     $114,245,748
                                                  ------------     ------------
   End of Period ............................     $161,510,903     $125,398,092
                                                  ============     ============
   Undistributed Net Investment Income ......     $    172,006     $    837,033
                                                  ============     ============
SHARES ISSUED AND REDEEMED
   INSTITUTIONAL CLASS:
   Issued ...................................        3,648,063        9,211,126
   Reinvestment of Dividends ................          287,247          304,568
   Redeemed .................................       (1,343,553)      (8,883,484)
                                                  ------------     ------------
   TOTAL INSTITUTIONAL CLASS TRANSACTIONS ...        2,591,757          632,210
                                                  ------------     ------------
SHARES ISSUED AND REDEEMED
   CLASS A:
   Issued ...................................            1,377            6,587
   Reinvestment of Dividends ................            1,046            1,459
   Redeemed .................................               --           (3,959)
                                                  ------------     ------------
   TOTAL CLASS A TRANSACTIONS ...............            2,423            4,087
                                                  ------------     ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ....................        2,594,180          636,297
                                                  ============     ============

AMOUNT DESIGNATED AS "--" IS ZERO SHARES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED    YEAR ENDED
                                                 APRIL 30, 2010    OCTOBER 31,
                                                   (UNAUDITED)         2009
                                                ----------------   ------------
OPERATIONS:
   Net Investment Income ....................     $   78,880       $   170,842
   Net Realized Gain (Loss) on Investments ..        179,666        (1,387,025)
   Net Change in Unrealized Appreciation
      on Investments ........................        607,725         1,560,883
                                                  ----------       -----------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .......................        866,271           344,700
                                                  ----------       -----------
DIVIDENDS:
   Net Investment Income ....................        (81,512)         (180,432)
                                                  ----------       -----------
   TOTAL DIVIDENDS ..........................        (81,512)         (180,432)
                                                  ----------       -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................        217,059         1,915,217
   Reinvestment of Dividends ................         77,800           171,994
   Redeemed .................................       (543,100)       (1,672,779)
                                                  ----------       -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS .......       (248,241)          414,432
                                                  ----------       -----------
   TOTAL INCREASE IN NET ASSETS .............        536,518           578,700
                                                  ----------       -----------
NET ASSETS:
   Beginning of Period ......................      9,250,888         8,672,188
                                                  ----------       -----------
   End of Period ............................     $9,787,406       $ 9,250,888
                                                  ==========       ===========
   Undistributed Net Investment Income ......     $    8,618       $    11,250
                                                  ==========       ===========
SHARES ISSUED AND REDEEMED:
   Issued ...................................         22,734           222,555
   Reinvestment of Dividends ................          8,004            19,925
   Redeemed .................................        (56,499)         (195,490)
                                                  ----------       -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS ..................        (25,761)           46,990
                                                  ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                         INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

                                                          SELECTED PER SHARE DATA & RATIOS
                                                    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                       -----------------------------------------------------------------------
                                          SIX MONTHS       YEAR           YEAR          YEAR          PERIOD
                                            ENDED          ENDED          ENDED         ENDED         ENDED
                                       APRIL 30, 2010   OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                         (UNAUDITED)        2009           2008          2007        2006(1)
                                       --------------   -----------    -----------   -----------   -----------
Net Asset Value,
   Beginning of Period .............    $   8.64        $   8.74       $ 12.98        $ 10.72       $10.00
                                        --------        --------       -------        -------       ------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
   Net Investment Income(2) ........        0.05            0.11          0.15           0.12         0.04
   Net Realized and Unrealized
      Gain (Loss) on
      Investments ..................        1.26           (0.12)        (4.08)          2.18         0.68
                                        --------        --------       -------        -------       ------
   Total from Investment
      Operations ...................        1.31           (0.01)        (3.93)          2.30         0.72
                                        --------        --------       -------        -------       ------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...........       (0.08)          (0.09)        (0.09)         (0.04)          --
   Net Realized Gains ..............          --              --         (0.22)            --           --
                                        --------        --------       -------        -------       ------
   Total Dividends and
   Distributions ...................       (0.08)          (0.09)        (0.31)         (0.04)          --
                                        --------        --------       -------        -------       ------
   Net Asset Value,
      End of Period ................    $   9.87        $   8.64       $  8.74        $ 12.98       $10.72
                                        ========        ========       =======        =======       ======
   TOTAL RETURN+ ...................       15.22%          (0.04)%++    (30.94)%++      21.54%++      7.20%++
                                        ========        ========       =======        =======       ======
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period
      (Thousands) ..................    $205,860        $125,933       $53,506        $23,841       $8,780
   Ratio of Expenses to Average
      Net Assets ...................        1.00%*          1.00%         1.00%          1.00%        1.00%*
   Ratio of Expenses to Average
      Net Assets (Excluding Waivers,
      Expense Reimbursements and
      Fees Paid Indirectly) ........        1.00%+++*       1.14%         1.41%          1.82%        3.39%*
   Ratio of Net Investment Income
      to Average Net Assets ........        0.99%*          1.43%         1.42%          1.04%        1.04%*
   Portfolio Turnover Rate .........          29%**           89%           70%            50%          13%**

AMOUNTS DESIGNATED AS "--" ARE $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD.

+++   RATIO INCLUDES PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE
     IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON JUNE 28, 2006.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                                         CLASS A

FINANCIAL HIGHLIGHTS

                                                           SELECTED PER SHARE DATA & RATIOS
                                                     FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                                     ---------------------------------------------
                                                     SIX MONTHS ENDED    YEAR ENDED   PERIOD ENDED
                                                      APRIL 30, 2010    OCTOBER 31,    OCTOBER 31,
                                                        (UNAUDITED)         2009         2008(1)
                                                     ----------------   -----------   ------------
Net Asset Value, Beginning of Period .............      $ 8.63           $ 8.73        $ 12.10
                                                        ------           ------        -------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
   Net Investment Income(2) ......................        0.03             0.08           0.10
   Net Realized and Unrealized
      Gain (Loss) on Investments .................        1.28            (0.11)         (3.47)
                                                        ------           ------        -------
      Total from Investment Operations ...........        1.31            (0.03)         (3.37)
                                                        ------           ------        -------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................       (0.08)           (0.07)            --
                                                        ------           ------        -------
      Total Dividends and Distributions ..........       (0.08)           (0.07)            --
                                                        ------           ------        -------
Net Asset Value, End of Period ...................      $ 9.86           $ 8.63        $  8.73
                                                        ======           ======        =======
      TOTAL RETURN+ ..............................       15.21%           (0.25)%++     (27.85)%++
                                                        ======           ======        =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............      $9,002           $5,251        $   673
Ratio of Expenses to Average Net Assets ..........        1.25%*           1.25%          1.25%*
Ratio of Expenses to Average
   Net Assets (Excluding Waivers,
   Expense Reimbursements and
   Fees Paid Indirectly) .........................        1.25%+++*        1.35%          1.65%*
Ratio of Net Investment Income
   to Average Net Assets .........................        0.58%*           0.95%          1.14%*
Portfolio Turnover Rate ..........................          29%**            89%            70%**

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD.

+++ RATIO INCLUDES PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON DECEMBER 31, 2007.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND

FINANCIAL HIGHLIGHTS

                                                              SELECTED PER SHARE DATA & RATIOS
                                                        FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                           ----------------------------------------------------------------------
                                             SIX MONTHS        YEAR           YEAR         YEAR         PERIOD
                                               ENDED           ENDED         ENDED         ENDED         ENDED
                                           APRIL 30, 2010   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                             (UNAUDITED)        2009          2008          2007        2006(1)
                                           --------------   -----------   -----------   -----------   -----------
Net Asset Value,
   Beginning of Period .................     $  11.28       $   9.41      $ 13.84        $ 11.47       $ 10.00
                                             --------       --------      -------        -------       -------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
   Net Investment Income(2) ............         0.03           0.08         0.11           0.26          0.06
   Net Realized and Unrealized
      Gain (Loss) on
      Investments ......................         2.07           1.85        (4.03)          2.28          1.41
                                             --------       --------      -------        -------       -------
   Total from Investment
      Operations .......................         2.10           1.93        (3.92)          2.54          1.47
                                             --------       --------      -------        -------       -------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...............        (0.05)         (0.06)       (0.17)         (0.09)           --
   Net Realized Gains ..................           --             --        (0.34)         (0.08)           --
                                             --------       --------      -------        -------       -------
   Total Dividends and
      Distributions ....................        (0.05)         (0.06)       (0.51)         (0.17)           --
                                             --------       --------      -------        -------       -------
   Net Asset Value,
      End of Period ....................     $  13.33       $  11.28      $  9.41        $ 13.84       $ 11.47
                                             ========       ========      =======        =======       =======
   TOTAL RETURN+ .......................        18.64%         20.65%      (29.25)%        22.43%++      14.70%++
                                             ========       ========      =======        =======       =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .........................     $250,774       $168,700      $77,475        $66,915       $10,562
Ratio of Expenses to Average
   Net Assets ..........................         1.00%*         1.24%        1.25%          1.25%         1.25%*
Ratio of Expenses to Average
   Net Assets (Excluding Waivers,
   Expense Reimbursements and
   Fees Paid Indirectly) ...............         1.00%*         1.24%+++     1.25%+++       1.37%         3.20%*
Ratio of Net Investment Income
   to Average Net Assets ...............         0.48%*         0.81%        0.87%          1.96%         0.66%*
Portfolio Turnover Rate ................           19%**          54%          81%            63%           42%**

AMOUNTS DESIGNATED AS "--" ARE $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD.

+++ RATIO INCLUDES PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON DECEMBER 19, 2005.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND

FINANCIAL HIGHLIGHTS

                                                         SELECTED PER SHARE DATA & RATIOS
                                                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                           -----------------------------------------------------------
                                           SIX MONTHS ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                            APRIL, 30, 2010   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                              (UNAUDITED)         2008          2007         2006(1)
                                           ----------------   -----------   -----------   ------------
Net Asset Value,
   Beginning of Period .................       $  7.11         $  7.00       $ 10.33       $ 10.00
                                               -------         -------       -------       -------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
   Net Investment Income
      (Loss)(2) ........................         (0.01)           0.01          0.07          0.04
   Net Realized and Unrealized
      Gain (Loss) on
      Investments ......................          1.73            0.13         (3.35)         0.29
                                               -------         -------       -------       -------
   Total from Investment
      Operations .......................          1.72            0.14         (3.28)         0.33
                                               -------         -------       -------       -------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...............            --++         (0.03)        (0.05)           --
   Return of Capital ...................            --              --++          --            --
                                               -------         -------       -------       -------
   Total Dividends and
      Distributions ....................            --           (0.03)        (0.05)           --
                                               -------         -------       -------       -------
   Net Asset Value,
      End of Period ....................       $  8.83         $  7.11       $  7.00       $ 10.33
                                               =======         =======       =======       =======
   TOTAL RETURN+ .......................         24.21%           1.99%       (31.86)%        3.30%
                                               =======         =======       =======       =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .........................       $30,023         $20,361       $17,286       $11,787
Ratio of Expenses to Average
   Net Assets ..........................          1.25%*          1.25%         1.25%         1.25%*
Ratio of Expenses to Average
   Net Assets (Excluding Waivers
   and Expense Reimbursements
   and Fees Paid Indirectly) ...........          1.33%*          1.63%         1.88%         2.94%*
Ratio of Net Investment Income
   (Loss) to Average Net Assets ........         (0.23)%*         0.08%         0.79%         0.72%*
Portfolio Turnover Rate ................            34%**           82%           93%           25%**

AMOUNTS DESIGNATED AS "--" ARE $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++   AMOUNT WAS LESS THAN $0.01 PER SHARE.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON APRIL 2, 2007.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                             INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

                                                      SELECTED PER SHARE DATA & RATIOS
                                                FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                   ----------------------------------------------------------------------
                                     SIX MONTHS        YEAR          YEAR          YEAR          PERIOD
                                        ENDED          ENDED         ENDED         ENDED         ENDED
                                   APRIL 30, 2010   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                     (UNAUDITED)       2009          2008           2007        2006(1)
                                   --------------   -----------   -----------   -----------   -----------
Net Asset Value,
   Beginning of Period .........     $   9.73        $   9.32      $  10.61     $  10.45       $ 10.00
                                     --------        --------      --------     --------       -------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
   Net Investment Income(2) ....         0.16            0.30          0.36         0.59          0.43
   Net Realized and Unrealized
      Gain (Loss) on
      Investments ..............         0.74            0.38         (1.13)        0.14(4)       0.39
                                     --------        --------      --------     --------       -------
   Total from Investment
      Operations ...............         0.90            0.68         (0.77)        0.73          0.82
                                     --------        --------      --------     --------       -------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .......        (0.20)          (0.27)        (0.32)       (0.57)        (0.37)
   Net Realized Gains ..........           --              --         (0.20)          --(3)         --
                                     --------        --------      --------     --------       -------
   Total Dividends and
      Distributions ............        (0.20)          (0.27)        (0.52)       (0.57)        (0.37)
                                     --------        --------      --------     --------       -------
   Net Asset Value,
      End of Period ............     $  10.43        $   9.73      $   9.32     $  10.61       $ 10.45
                                     ========        ========      ========     ========       =======
   TOTAL RETURN+ ...............         9.32%           7.50%        (7.50)%       7.00%         8.42%
                                     ========        ========      ========     ========       =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .................     $160,904        $124,856      $113,764     $124,430       $72,773
Ratio of Expenses to Average
   Net Assets ..................         0.90%*          1.00%         1.00%        1.00%         1.00%*
Ratio of Expenses to Average
   Net Assets (Excluding Waivers
   and Fees Paid Indirectly) ...         0.98%*          1.11%         1.24%        1.41%         1.73%*
Ratio of Net Investment Income
   to Average Net Assets .......         3.10%*          3.22%         3.57%        5.45%         4.89%*
Portfolio Turnover Rate ........           12%**           91%           99%          62%           45%**

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON DECEMBER 19, 2005.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(3)  AMOUNT LESS THAN $0.01 PER SHARE.

(4) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                                         CLASS A

FINANCIAL HIGHLIGHTS

                                                            SELECTED PER SHARE DATA & RATIOS
                                                     FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                                     ---------------------------------------------
                                                     SIX MONTHS ENDED    YEAR ENDED   PERIOD ENDED
                                                      APRIL 30, 2010    OCTOBER 31,    OCTOBER 31,
                                                        (UNAUDITED)        2009          2008(1)
                                                     ----------------   -----------   ------------
Net Asset Value, Beginning of Period .............       $ 9.73           $ 9.32        $ 9.99
                                                         ------           ------        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ......................         0.14             0.27          0.25
   Net Realized and Unrealized Gain (Loss)
      on Investments .............................         0.75             0.39         (0.71)
                                                         ------           ------        ------
   Total from Investment Operations ..............         0.89             0.66         (0.46)
                                                         ------           ------        ------
DIVIDENDS:
   Net Investment Income .........................        (0.19)           (0.25)        (0.21)
                                                         ------           ------        ------
   Net Asset Value, End of Period ................       $10.43           $ 9.73        $ 9.32
                                                         ======           ======        ======
   TOTAL RETURN+ .................................         9.18%            7.23%        (4.69)%
                                                         ======           ======        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............       $  607           $  543        $  482
Ratio of Expenses to Average Net Assets ..........         1.15%*           1.25%         1.25%*
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Expense
   Reimbursements and Fees Paid Indirectly) ......         1.23%*           1.38%         1.47%*
Ratio of Net Investment Income to Average
   Net Assets ....................................         2.96%*           2.88%         3.04%*
Portfolio Turnover Rate ..........................           12%**            91%           99%**

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON DECEMBER 31, 2007.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND

FINANCIAL HIGHLIGHTS

                                                              SELECTED PER SHARE DATA & RATIOS
                                                        FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                           ----------------------------------------------------------------------
                                             SIX MONTHS        YEAR          YEAR          YEAR          PERIOD
                                               ENDED           ENDED         ENDED         ENDED         ENDED
                                           APRIL 30, 2010   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                             (UNAUDITED)       2009           2008          2007        2006(1)
                                           --------------   -----------   -----------   -----------   -----------
Net Asset Value,
   Beginning of Period .................      $ 9.17           $ 9.01      $ 11.61         $10.36      $10.00
                                              ------           ------      -------         ------      ------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
   Net Investment Income(2)   ..........        0.08             0.17         0.23           0.24        0.03
   Net Realized and Unrealized
      Gain (Loss) on
      Investments ......................        0.78             0.17        (2.44)          1.24        0.33
                                              ------           ------      -------         ------      ------
   Total from Investment
      Operations .......................        0.86             0.34        (2.21)          1.48        0.36
                                              ------           ------      -------         ------      ------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...............       (0.08)           (0.18)       (0.23)         (0.23)         --
   Net Realized Gains ..................          --               --        (0.16)            --          --
                                              ------           ------      -------         ------      ------
   Total Dividends and
      Distributions ....................       (0.08)           (0.18)       (0.39)         (0.23)         --
                                              ------           ------      -------         ------      ------
   Net Asset Value,
      End of Period ....................      $ 9.95           $ 9.17      $  9.01         $11.61      $10.36
                                              ======           ======      =======         ======      ======
TOTAL RETURN+ ..........................        9.42%            3.93%      (19.61)%        14.40%       3.60%
                                              ======           ======      =======         ======      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .........................      $9,787           $9,251      $ 8,672         $9,700      $4,667
Ratio of Expenses to Average
   Net Assets ..........................        0.90%*           1.00%        1.00%          1.00%       1.00%*
Ratio of Expenses to Average
   Net Assets (Excluding Waivers,
   Expense Reimbursements and
   Fees Paid Indirectly) ...............        1.78%*           1.94%        1.97%          2.42%       7.52%*
Ratio of Net Investment Income
   to Average Net Assets ...............        1.66%*           1.98%        2.18%          2.23%       2.30%*
Portfolio Turnover Rate ................          18%**            90%          57%            31%          2%**

AMOUNTS DESIGNATED AS "--" ARE $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON SEPTEMBER 8, 2006.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 32 funds. The financial statements herein are those of the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and WHG Balanced Fund (collectively the "Funds", each a "Fund"). The WHG LargeCap Value Fund, WHG SMidCap Fund and WHG SmallCap Value Fund seek long-term capital appreciation. The WHG Income Opportunity Fund and WHG Balanced Fund seek long-term capital appreciation and provide current income by investing in a portfolio of stocks and fixed-income securities. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions,

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

     broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2010 there were no fair valued securities.

     In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

     Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     For the six months ended April 30, 2010, there have been no significant changes to the Trust's fair valuation methodology.

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

     INVESTMENTS IN REITS -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated

THE ADVISORS' INNER CIRCLE FUND                                       WHG FUNDS

     amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The WHG LargeCap Value Fund, WHG SMidCap Fund and WHG SmallCap Value Fund distribute substantially all of their net investment income, if any, at least annually. The WHG Income Opportunity Fund and WHG Balanced Fund distribute substantially all of their net investment income, if any, quarterly. For each Fund, any net realized capital gains are distributed at least annually. All dividends and distributions are recorded on ex-dividend date.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.12% of the first $100 million, 0.08% of the next $200 million, 0.06% of the next $550 million and 0.04% of any amount above $850 million of the Funds' average daily net

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

assets, subject to a minimum fee of $75,000 for each Fund plus $15,000 per each additional class in the first year of operations. The minimum fee shall be increased to $100,000 for each Fund plus $15,000 per each additional class following the first year of operations.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Effective December 31, 2007, the WHG Large Cap Value and the WHG Income Opportunity Funds have adopted a Distribution Plan (the "Plan") relating to each Fund's Class A Shares pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payment at an annual rate of 0.25% of the average daily net assets of each Fund's Class A Shares.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the six months ended April 30, 2010, the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and the WHG Balanced Fund earned credits of $175, $10, $5, $4 and $3, respectively.

The WHG SMidCap Fund and the WHG SmallCap Value Fund have each adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on average daily net assets. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds' shareholders.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.   INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement with the Funds, the Adviser provides investment advisory services to the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG Income Opportunity Fund and WHG Balanced Fund at a fee calculated at an annual rate of 0.75% of each Fund's average daily net assets and to the WHG SmallCap Value Fund at a fee calculated at an annual rate of 0.85% of the Fund's average daily net assets. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the WHG LargeCap

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

Value Fund -- Institutional Class shares, WHG LargeCap Value Fund -- Class A shares, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund -- Institutional Class shares, WHG Income Opportunity Fund -- Class A shares, and the WHG Balanced Fund total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00%, 1.25%, 1.25%, 1.25%, 0.90%, 1.15%, and 0.90% of average daily net assets, respectively. Prior to November 1, 2009, the Adviser had contractually agreed to waive a portion of its advisory fees and assume expenses, if necessary, in order to keep the WHG Income Opportunity Fund - Institutional Class Shares, WHG Income Opportunity Fund - Class A Shares and WHG Balanced Fund, after the effect of expense offset arrangements from exceeding 1.00%, 1.25% and 1.00% of the average daily net assets, respectively.

The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser during the preceding three-year period, pursuant to the Expense Limitation Agreement. Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.

At April 30, 2010, pursuant to the above, the amount of previously waived and reim- bursed fees for the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund and WHG Balanced Fund for which the Adviser may seek reimbursement was $327,063, $0, $223,157, $687,378 and $271,879, respectively. During the six months ended April 30, 2010 the Advisor recap- tured previously waived fees of $29,643 for the WHG LargeCap Fund.

6.   INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales and maturities, other than long-term U.S. Government securities and short-term securities, for the six months ended April 30, 2010, were as follows:

                                PURCHASES    SALES AND MATURITIES
                              ------------   --------------------
WHG LargeCap Value Fund       $114,326,549        $55,106,056
WHG SMidCap Fund                87,931,254         37,278,475
WHG SmallCap Value Fund         11,587,252          8,573,780
WHG Income Opportunity Fund     33,212,665          9,734,831
WHG Balanced Fund                1,537,492          1,642,152

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

There were purchases and sales/maturities of long-term U.S. Government Securities of $2,760,865 and $6,516,641, respectively, in the WHG Income Opportunity Fund. There were purchases and sales/maturities of long-term U.S. Government Securities of $96,454 and $160,000, respectively, in the WHG Balanced Fund. There were no purchases or sales of long-term U.S. Government Securities in the WHG LargeCap Value Fund, WHG SMidCap Fund and WHG SmallCap Value Fund.

7.   FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the years ended October 31, 2009 and 2008 was as follows:

                             ORDINARY      LONG-TERM    RETURN OF
                              INCOME     CAPITAL GAIN    CAPITAL       TOTAL
                            ----------   ------------   ---------   ----------
WHG LargeCap Value
   Fund              2009   $  723,691    $       --      $   --    $  723,691
                     2008      672,626        34,549          --       707,175
WHG SMidCap Fund     2009      502,542            --          --       502,542
                     2008    1,835,455       760,489          --     2,595,944
WHG SmallCap Value
   Fund              2009       63,074            --       4,677        67,751
                     2008       71,633            --          --        71,633
WHG Income
Opportunity Fund     2009    2,872,166            --          --     2,872,166
                     2008    4,699,020     1,683,883          --     6,382,903
WHG Balanced Fund    2009      180,432            --          --       180,432
                     2008      339,726            --          --       339,726

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

As of October 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                                                         TOTAL
                                                                                                     DISTRIBUTABLE
                      UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL         UNREALIZED       OTHER        EARNINGS/
                         ORDINARY       LONG-TERM          LOSS       APPRECIATION/     TEMPORARY     (ACCUMULATED
                          INCOME       CAPITAL GAIN   CARRYFORWARDS   (DEPRECIATION)   DIFFERENCES      LOSSES)
                      -------------   -------------   -------------   --------------   -----------   --------------
WHG LargeCap
   Value Fund           $1,105,203         $--        $(17,700,919)     $ 9,846,047     $     --     $ (6,749,669)
WHG SMidCap Fund           443,268          --         (13,929,039)      15,421,182           --        1,935,411
WHG SmallCap
   Value Fund                 --            --          (6,191,997)         922,963           --       (5,269,034)
WHG Income
   Opportunity Fund        900,491          --         (18,735,072)       5,716,943      (63,458)     (12,181,096)
WHG Balanced Fund           11,250          --          (1,796,073)         529,123           --       (1,255,700)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum of eight years and applied against future capital gains as follows:

                                                                TOTAL
                                                             CAPITAL LOSS
                       EXPIRES     EXPIRES      EXPIRES     CARRYFORWARDS
                      10/31/15    10/31/16      10/31/17       10/31/09
                      --------   ----------   -----------   -------------
WHG LargeCap Value
   Fund                $    --   $4,244,915   $13,456,004    $17,700,919
WHG SMidCap Fund            --    4,663,442     9,265,597     13,929,039
WHG SmallCap Value
   Fund                 16,503    3,089,630     3,085,864      6,191,997
WHG Income
   Opportunity Fund         --    4,005,604    14,729,468     18,735,072
WHG Balanced Fund           --      452,684     1,343,389      1,796,073

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2010, were as follows:

                                       AGGREGATE      AGGREGATE
                         FEDERAL         GROSS          GROSS           NET
                           TAX        UNREALIZED     UNREALIZED      UNREALIZED
                          COST       APPRECIATION   DEPRECIATION   APPRECIATION
                      ------------   ------------   ------------   ------------
WHG LargeCap
   Value Fund         $179,277,796    $37,058,526   $(1,824,795)    $35,233,731
WHG SMidCap Fund       207,493,468     47,835,849    (3,063,144)     44,772,705
WHG SmallCap
   Value Fund           25,054,265      5,312,123      (348,417)      4,963,706
WHG Income
   Opportunity Fund    146,275,416     14,427,937      (104,406)     14,323,531
WHG Balanced Fund        8,505,433      1,292,992       (43,806)      1,249,186

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

8.   FUND MERGER:

At a meeting of the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund held on February 18, 2009, the Board approved a plan of reorganization whereby the WHG LargeCap Value Fund would acquire the Philadelphia Fund, Inc. ("Philadelphia Fund") (the "Plan"). At a shareholder meeting held on November 6, 2009, the shareholders of the Philadelphia Fund approved the Plan. The reorganization was completed as of the close of business on November 13, 2009.

The Philadelphia Fund's Board of Directors had been concerned about the long-term viability of the Philadelphia Fund due to its low asset size. It had become increasingly difficult for a relatively small fund, such as the Philadelphia Fund, to compete. In addition, the infrastructure and oversight (and associated costs) needed to comply with the increasing amount of regulations promulgated by the Securities and Exchange Commission had placed significantly greater regulatory and economic burdens on the Philadelphia Fund.

The acquisition was accomplished through a combination of a tax-free exchange of 10,072,856 total outstanding shares of the Philadelphia Fund valued at $51,998,192 for 5,727,747 Institutional Class shares of the WHG LargeCap Value Fund.

The Philadelphia Fund's net assets were $51,998,192, including $(1,419) of accumulated net investment loss, $(398,162) of net realized loss, and $1,223,764 of unrealized appreciation on investments. The Philadelphia Fund's net assets were primarily comprised of investments in securities with a fair value of $50,395,781 and cash of $1,495,915. The aggregate net assets of WHG LargeCap Value Fund immediately before and after the acquisition were $138,677,259 and $190,675,451, respectively.

The financial statements represent the WHG LargeCap Value Fund for the period prior to the acquisition and the combined fund for the period subsequent to the acquisition. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Philadelphia Fund that have been included in the combined fund's Statement of Operations since the acquisition was completed. Assuming the acquisition had been completed on November 1, 2009, the WHG LargeCap Value Fund's net investment income, net gain on investments and net increase in net assets from operations for the six months ended April 30, 2010 would have been $1,027,489, $25,107,678, and $26,135,167, respectively.

9.   INDEMNIFICATIONS:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

10.  OTHER:

At April 30, 2010, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders was as follows:

                                                         NO. OF         %
                                                      SHAREHOLDERS   OWNERSHIP
                                                      ------------   ---------
WHG LargeCap Value Fund, Institutional Class ......         2           42%
WHG LargeCap Value Fund, Class A ..................         2           91%
WHG SMidCap Fund, Institutional Class .............         2           51%
WHG SmallCap Value Fund, Institutional Class ......         2           49%
WHG Income Opportunity Fund, Institutional Class ..         3           88%
WHG Income Opportunity Fund, Class A ..............         1           92%
WHG Balanced Fund, Institutional Class ............         1           71%

11.  RECENT ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

12.  SUBSEQUENT EVENTS:

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                              BEGINNING     ENDING                 EXPENSES
                                               ACCOUNT     ACCOUNT    ANNUALIZED      PAID
                                                VALUE       VALUE       EXPENSE      DURING
                                              11/1/2009   4/30/2010     RATIOS     PERIOD(1)
                                              ---------   ---------   ----------   ---------
ACTUAL FUND RETURN
LargeCap Value Fund Institutional Class         $1,000    $1,152.20      1.00%        $5.50
LargeCap Value Fund Class A                      1,000     1,152.10      1.25          6.78
SMidCap Fund Institutional Class                 1,000     1,186.40      1.00          5.42
SmallCap Value Fund Institutional Class          1,000     1,242.10      1.25          6.95
Income Opportunity Fund Institutional Class      1,000     1,093.20      0.90          4.67
Income Opportunity Fund Class A                  1,000     1,091.80      1.15          5.96
Balanced Fund Institutional Class                1,000     1,094.20      0.90          4.67
HYPOTHETICAL 5% RETURN
LargeCap Value Fund Institutional Class         $1,000    $1,019.69      1.00%        $5.16
LargeCap Value Fund Class A                      1,000     1,018.50      1.25          6.36
SMidCap Fund Institutional Class                 1,000     1,019.84      1.00          5.01
SmallCap Value Fund Institutional Class          1,000     1,018.60      1.25          6.26
Income Opportunity Fund Institutional Class      1,000     1,020.33      0.90          4.51
Income Opportunity Fund Class A                  1,000     1,019.09      1.15          5.76
Balanced Fund Institutional Class                1,000     1,020.33      0.90          4.51

----------
(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                 THE WHG FUNDS

                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-877-FUND-WHG
                                www.whgfunds.com

                                    ADVISER:

                           Westwood Management Corp.
                         200 Crescent Court, Suite 1200
                              Dallas, Texas 75201

                                  DISTRIBUTOR:

                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:

                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:

                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

                               Ernst & Young LLP
                              Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

         This information must be preceded or accompanied by a current prospectus for the Funds described.

WHG-SA-001-0500

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 2, 2010

* Print the name and title of each signing officer under his or her signature.